Statements of Changes in Stockholders' Deficit - Broad Capital Acquisition Corp [Member] - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Stockholders Equity [Member]
Beginning balance at Apr. 15, 2021
Beginning balance, shares at Apr. 15, 2021
Issuance of common stock to Sponsor	$ 3	24,997		25,000
Issuance of common stock to Sponsor, shares	2,875,000
Net income (loss)			(20,095)	(20,095)
Ending balance at Dec. 31, 2021	$ 3	24,997	(20,095)	4,905
Ending balance, shares at Dec. 31, 2021	2,875,000
Net income (loss)			(419,465)	(419,465)
Sale of Units in Initial Public Offering	$ 10	101,590,680		101,590,690
Sale of Units in Initial Public Offering, shares	10,159,069
Class A Common Stock subject to possible redemption	$ (10)	(102,606,587)		(101,606,597)
Common Stock subject to possible redemption, shares	10,159,069
Sale of Private Placement Units		4,511,300		4,511,300
Sale of Private Placement Units, shares	451,130
Offering and Underwriting costs		(2,449,040)		(2,449,040)
Deferred underwriting commission		(3,555,674)		(3,555,674)
Forfeiture of Insider Shares
Forfeiture of Insider Shares, shares	(335,233)
Class A Ordinary Shares subject to possible redemption, shares	(10,159,069)
Re-classification		2,484,324	(2,484,324)
Ending balance at Mar. 31, 2022	$ 3		(2,923,884)	(2,923,881)
Ending balance, shares at Mar. 31, 2022	2,990,897
Beginning balance at Dec. 31, 2021	$ 3	24,997	(20,095)	4,905
Beginning balance, shares at Dec. 31, 2021	2,875,000
Ending balance at Sep. 30, 2022	$ 3		3,133,453	3,133,450
Ending balance, shares at Sep. 30, 2022	2,990,897
Beginning balance at Dec. 31, 2021	$ 3	24,997	(20,095)	4,905
Beginning balance, shares at Dec. 31, 2021	2,875,000
Net income (loss)			(433,615)	(433,615)
Sale of Units in Initial Public Offering	$ 10	101,590,680		101,590,690
Sale of Units in Initial Public Offering, shares	10,159,069
Class A Common Stock subject to possible redemption	$ (10)	(102,606,587)		(102,606,597)
Common Stock subject to possible redemption, shares	(10,159,069)
Sale of Private Placement Units		4,511,300		4,511,300
Sale of Private Placement Units, shares	451,130
Offering and Underwriting costs		(2,449,040)		(2,449,040)
Deferred underwriting commission		(3,555,674)		(3,555,674)
Forfeiture of Insider Shares
Forfeiture of Insider Shares, shares	(335,233)
Accretion of Redeemable Shares		2,484,324	(2,484,324)
Remeasurement of Common Stock subject to redemption			(1,355,432)	(1,355,432)
Class A Ordinary Shares subject to possible redemption, shares	10,159,069
Ending balance at Dec. 31, 2022	$ 3		(4,293,466)	(4,293,463)
Ending balance, shares at Dec. 31, 2022	2,990,897
Beginning balance at Mar. 31, 2022	$ 3		(2,923,884)	(2,923,881)
Beginning balance, shares at Mar. 31, 2022	2,990,897
Net income (loss)			(8,850)	(8,850)
Ending balance at Jun. 30, 2022	$ 3		(2,932,734)	(2,932,731)
Ending balance, shares at Jun. 30, 2022	2,990,897
Net income (loss)			225,870	225,870
Remeasurement of Common Stock subject to redemption			426,589	426,589
Ending balance at Sep. 30, 2022	$ 3		3,133,453	3,133,450
Ending balance, shares at Sep. 30, 2022	2,990,897
Beginning balance at Dec. 31, 2022	$ 3		(4,293,466)	(4,293,463)
Beginning balance, shares at Dec. 31, 2022	2,990,897
Additional amount deposited into trust			(1,112,177)	(1,112,177)
Net income (loss)			(652,296)	(652,296)
Remeasurement of Common Stock subject to redemption			(28,210)	(28,210)
Ending balance at Mar. 31, 2023	$ 3		(6,086,149)	(6,086,146)
Ending balance, shares at Mar. 31, 2023	2,990,897
Beginning balance at Dec. 31, 2022	$ 3		(4,293,466)	(4,293,463)
Beginning balance, shares at Dec. 31, 2022	2,990,897
Ending balance at Sep. 30, 2023	$ 3		(8,182,806)	(8,182,803)
Ending balance, shares at Sep. 30, 2023	2,990,897
Beginning balance at Mar. 31, 2023	$ 3		(6,086,149)	(6,086,146)
Beginning balance, shares at Mar. 31, 2023	2,990,897
Additional amount deposited into trust			(891,451)	(891,451)
Net income (loss)			340,082	340,082
Remeasurement of Common Stock subject to redemption			(446,164)	(446,164)
Ending balance at Jun. 30, 2023	$ 3		(7,083,682)	(7,083,679)
Ending balance, shares at Jun. 30, 2023	2,990,897
Additional amount deposited into trust			(450,000)	(450,000)
Net income (loss)			(185,725)	(185,725)
Remeasurement of Common Stock subject to redemption			(463,399)	(463,399)
Ending balance at Sep. 30, 2023	$ 3		$ (8,182,806)	$ (8,182,803)
Ending balance, shares at Sep. 30, 2023	2,990,897